Commitments and Contingencies (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Environmental Matters Walter Coke, Inc. property	Dec. 31, 2011 Environmental Matters Maple Coal Company outlet	Dec. 31, 2011 Environmental Matters Maple Coal Company Minimum	Nov. 30, 2011 Environmental Matters Jim Walter Resources, Inc	Dec. 31, 2011 Environmental Matters Jim Walter Resources, Inc	Jan. 31, 2012 Securities Class Actions and Shareholder Derivative Actions director	Dec. 31, 2011 Securities Class Actions and Shareholder Derivative Actions complaint	Nov. 30, 2009 Securities Class Actions and Shareholder Derivative Actions Western Coal Corp	Dec. 31, 2011 Securities Class Actions and Shareholder Derivative Actions Western Coal Corp
Commitments and contingencies
Number of properties that the entity has agreed to remediate				23
Number of outlets for which a sufficient connection not shown to establish standing to bring a claim as to discharges					1
Number of properties remediated				16
Number of outlets for which jurisdiction over claims based on discharges was upheld					1
Litigation settlement fine							$ 145,200
Penalty sought					229,350	14,000,000		60,000
Remediation cost incurred								5,000,000
Number of executive directors as defendants									3
Number of complaints										3
Number of non-executive directors as defendants											$ 2
General damages entitled to recover												200,000,000
Punitive damages entitled to recover												20,000,000
Lease Obligations
Total cost of assets under capital leases	118,800,000	9,400,000
Accumulated amortization on assets under capital leases	16,800,000	4,200,000
Rent expense	21,000,000	13,700,000	10,900,000
Capitalized Leases
2012	29,843,000
2013	20,948,000
2014	17,273,000
2015	5,980,000
2016	61,000
Total	74,105,000
Less: amount representing interest and other executory costs	(6,002,000)
Present value of minimum lease payments	68,103,000
Operating Leases
2012	22,435,000
2013	16,310,000
2014	13,471,000
2015	7,327,000
2016	4,869,000
Thereafter	2,936,000
Total	67,348,000
Coal royalty expense	$ 111,500,000	$ 88,800,000	$ 41,600,000